CONSOLIDATED STATEMENTS OF CASH FLOWS (Parentheticals) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Value of warrants issued to purchase shares of common stock for consulting services	$ 30,000	$ 22,245
Preferred deemed dividend	1,044,000	325,000
Series C Preferred Stock
Preferred stock issuance costs	92,331	92,331
Preferred deemed dividend	175,000
Series D Preferred Stock
Preferred stock issuance costs	183,343	183,343
Preferred deemed dividend	536,000
Series F Preferred stock
Preferred stock issuance costs	118,855	$ 118,855
Preferred deemed dividend	$ 333,000